Employee Future Benefits - Defined Contribution Plan (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan cost recognized	$ 39	$ 38
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Expected contributions for next fiscal year	46
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Expected contributions for next fiscal year	$ 32